Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	SHF Holdings, Inc.
Entity Central Index Key	0001854963
Entity Tax Identification Number	86-2409612
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5269 W. 62nd Avenue
Entity Address, City or Town	Arvada
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80003
City Area Code	(303)
Local Phone Number	431-3435
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5269 W. 62nd Avenue
Entity Address, City or Town	Arvada
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80003
City Area Code	303
Local Phone Number	431-3435
Contact Personnel Name	Sundie Seefried